Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accrued expenses
The following is a table summarizing our accrued expenses as of June 30, 2023 and December 31, 2022:

	As of
In thousands of U.S. dollars	June 30, 2023	December 31, 2022
Accrued expenses to a related party port agent	$1,093	$876
Scorpio Ship Management S.A.M (SSM)	133	89
Scorpio Commercial Management S.A.M. (SCM)	37	33
Scorpio Holdings Limited	—	1
Accrued expenses to related parties	1,263	999

Suppliers	25,404	32,051
Accrued short-term employee benefits	20,915	40,295
Accrued interest	11,354	7,200
Deferred income	13,957	10,963
	$72,893	$91,508